Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value per share, issuable under the Structure Therapeutics Inc. 2023 Equity Incentive Plan
Amount Registered | shares	6,874,398
Proposed Maximum Offering Price per Unit	6.94
Maximum Aggregate Offering Price	$ 47,708,322.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,304.14
Offering Note	(a) The ordinary shares, $0.0001 par value per share ("Ordinary Shares"), of Structure Therapeutics Inc. (the "Registrant") are represented by American Depositary Shares ("ADSs"), each representing three Ordinary Shares. (b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the 2023 Equity Incentive Plan (the "2023 Plan"), or the 2023 Employee Share Purchase Plan (the "2023 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (c) Estimated in accordance with Rules 457(c) and 457(h)(1) promulgated under the Securities Act solely for the purpose of calculating the registration fee, and is based upon the price of $6.94 per Ordinary Share (or the equivalent of $20.81 per ADS), which was the average of the high and low prices of the Registrant's ADSs as reported on the Nasdaq Global Market on February 25, 2025. (d) Represents 6,874,398 Ordinary Shares (an equivalent of 2,291,466 ADSs) that were automatically added to the shares authorized for issuance under the 2023 Plan on January 1, 2025 pursuant to an "evergreen" provision contained in the 2023 Plan. The 2023 Plan provides that, on January 1st of each year through (and including) January 1, 2033, the number of shares authorized for issuance under the 2023 Plan is automatically increased by a number equal to (a) 4% of the total number of Ordinary Shares outstanding on December 31st of the preceding year; or (b) such lesser number of Ordinary Shares as the Registrant's board of directors (the "Board") may designate prior to the applicable January 1st.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value per share, issuable under the Structure Therapeutics Inc. 2023 Employee Share Purchase Plan
Amount Registered | shares	1,718,600
Proposed Maximum Offering Price per Unit	5.90
Maximum Aggregate Offering Price	$ 10,139,740.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,552.39
Offering Note	(a) The Ordinary Shares of the Registrant are represented by ADSs, each representing three Ordinary Shares. (b) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the 2023 Plan, or the 2023 ESPP by reason of any stock dividend, stock split, recapitalization or other similar transaction. (c) Estimated in accordance with Rules 457(c) and 457(h)(1) promulgated under the Securities Act solely for the purpose of calculating the registration fee, and is based upon the price of $5.90 per Ordinary Share (or the equivalent of $17.69 per ADS), which was the average of the high and low prices of the Registrant's ADSs as reported on the Nasdaq Global Market on February 25, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2023 ESPP. (d) Represents 1,718,600 Ordinary Shares (an equivalent of 572,867 ADSs) that were automatically added to the shares authorized for issuance under the 2023 ESPP. The 2023 ESPP provides that, on January 1st of each year through (and including) January 1, 2033, the number of shares authorized for issuance under the 2023 ESPP is automatically increased by a number equal to the lesser of: (i) 1% of the total number of Ordinary Shares outstanding on December 31st of the preceding year; (ii) 3,000,000 Ordinary Shares; or (iii) such lesser number of Ordinary Shares as the Board may designate prior to the applicable January 1st.